Subsequent Events	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Events
15. Subsequent Events
For the purposes of the financial statements as of June 30, 2021 and the three and six months then ended, the Company has evaluated subsequent events through August 31, 2021, the date on which the financial statements were issued.
Business Combination closing of LWAC and eFFECTOR
On August 25, 2021, the Company completed the previously announced business combination pursuant to an Agreement and Plan of Merger dated May 26, 2021, among LWAC, LWAC Merger Sub Inc., eFFECTOR Therapeutics, Inc. (Old eFFECTOR). Upon closing of the business combination, the combined company was renamed eFFECTOR Therapeutics, Inc. (eFFECTOR). All outstanding common and preferred shares of Old eFFECTOR converted into common shares of the surviving eFFECTOR company through application of an exchange ratio of approximately 0.09657.
Pursuant to the terms of the Agreement and Plan of Merger, the Company’s shareholders exchanged their interests in the Company for shares of common stock of eFFECTOR. In addition, awards under the Company’s existing equity incentive plans, including the 2013 Plan, continue in full force and effect on the same terms and conditions as were previously applicable to such awards, subject to adjustments to the exercise price and number of shares of common stock issuable upon exercise based on the final conversion ratio calculated in accordance with the Merger Agreement.
Gross proceeds from this transaction totaled approximately
$65.9 million, which included funds held in LWAC’s trust account and the completion of a concurrent PIPE financing in which certain investors agreed to subscribe for and purchased an aggregate of $60.7 million of common stock of eFFECTOR. The shareholders of LWAC approved the transaction on August
24
, 2021. The transaction was previously approved by the boards of directors of both LWAC and Old eFFECTOR. The transaction will be accounted for as a “reverse recapitalization” in accordance with GAAP. Under the reverse recapitalization model, the business combination will be treated as eFFECTOR issuing equity for the net assets of LWAC, with no goodwill or intangible assets recorded. Under this method of accounting, LWAC will be treated as the “acquired” company for financial reporting purposes. This determination is primarily based on the fact that subsequent to the business combination, eFFECTOR stockholders have a majority of the voting power of the combined company, comprise all of the ongoing operations of the combined entity, comprise a majority of the governing body of the combined company, and eFFECTOR senior management comprise all of the senior management of the combined company.